CONSOLIDATING FINANCIAL STATEMENTS - Cash flows (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 18, 2016	Dec. 31, 2017	Dec. 31, 2016
Operating:
Net earnings (loss)		$ 442.2	$ (109.1)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization		819.4	855.0
Loss (gain) on disposition of associate and other interests - net		(55.2)
Impairment, net of reversals		(75.5)	139.6
Equity in losses (earnings) of associate, joint ventures and intercompany investments		1.3	1.2
Share-based compensation expense		13.6	13.5
Finance expense		117.8	134.6
Deferred tax expense (recovery)		(76.4)	(149.7)
Foreign exchange losses (gains) and other		(31.9)	14.4
Reclamation expense		11.4	27.2
Changes in operating assets and liabilities:
Accounts receivable and other assets		108.6	(21.2)
Inventories		(86.7)	79.5
Accounts payable and accrued liabilities		(48.5)	239.9
Cash flow provided from (used in) operating activities		1,140.1	1,224.9
Income taxes paid		(188.5)	(125.7)
Net cash flow provided from (used in) operating activities		951.6	1,099.2
Investing:
Additions to property, plant and equipment		(897.6)	(633.8)
Business acquisition			(588.0)
Net additions to long-term investments and other assets		(73.8)	(59.8)
Net proceeds from the sale of property, plant and equipment		8.5	9.1
Net proceeds from disposition of associate and other interests		269.6
Decrease (increase) in restricted cash		(0.5)	(1.1)
Interest received and other		6.6	3.5
Net cash flow used in investing activities		(687.2)	(1,270.1)
Financing:
Issuance of common shares on exercise of options		0.8	2.8
Net proceeds from issuance of equity	$ 275.7		275.7
Net proceeds from issuance of debt		494.7	175.0
Repayment of debt		(500.0)	(425.0)
Interest paid		(62.9)	(73.5)
Other		(1.6)	(3.3)
Net cash flow provided from (used in) financing activities		(69.0)	(48.3)
Effect of exchange rate changes on cash and cash equivalents		3.4	2.3
Increase (decrease) in cash and cash equivalents		198.8	(216.9)
Cash and cash equivalents, beginning of period		827.0	1,043.9
Cash and cash equivalents, end of period		1,025.8	827.0
Total Guarantors
Operating:
Net earnings (loss)		445.4	(104.0)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization		409.5	373.0
Loss (gain) on disposition of associate and other interests - net		5.4
Impairment, net of reversals		164.4
Equity in losses (earnings) of associate, joint ventures and intercompany investments		(519.8)	180.5
Share-based compensation expense		13.6	13.5
Finance expense		124.1	130.9
Deferred tax expense (recovery)		(70.8)	(59.0)
Foreign exchange losses (gains) and other		131.5	2.9
Changes in operating assets and liabilities:
Accounts receivable and other assets		1.3	(25.6)
Inventories		(66.2)	(26.1)
Accounts payable and accrued liabilities		18.1	112.8
Cash flow provided from (used in) operating activities		656.5	598.9
Income taxes paid		(10.9)	(20.5)
Net cash flow provided from (used in) operating activities		645.6	578.4
Investing:
Additions to property, plant and equipment		(416.5)	(296.7)
Business acquisition			(588.0)
Net additions to long-term investments and other assets		(50.4)	(37.2)
Net proceeds from the sale of property, plant and equipment		1.8	0.6
Net proceeds from disposition of associate and other interests		7.5
Decrease (increase) in restricted cash		(0.9)	(1.6)
Interest received and other		3.4	1.9
Net cash flow used in investing activities		(455.1)	(921.0)
Financing:
Issuance of common shares on exercise of options		0.8	2.8
Net proceeds from issuance of equity			275.7
Net proceeds from issuance of debt		494.7	175.0
Repayment of debt		(500.0)	(425.0)
Interest paid		(62.9)	(73.5)
Intercompany advances		(3.0)	421.9
Other		(1.6)	(3.3)
Net cash flow provided from (used in) financing activities		(72.0)	373.6
Increase (decrease) in cash and cash equivalents		118.5	31.0
Cash and cash equivalents, beginning of period		271.8	240.8
Cash and cash equivalents, end of period		390.3	271.8
Kinross Gold Corp.
Operating:
Net earnings (loss)		445.4	(104.0)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization		4.9	8.2
Loss (gain) on disposition of associate and other interests - net		5.4
Equity in losses (earnings) of associate, joint ventures and intercompany investments		(679.4)	44.4
Share-based compensation expense		13.6	13.5
Finance expense		80.1	89.1
Deferred tax expense (recovery)		(1.5)	(1.5)
Foreign exchange losses (gains) and other		132.8	(67.3)
Changes in operating assets and liabilities:
Accounts receivable and other assets		(1.7)	(2.3)
Inventories		3.5	(4.1)
Accounts payable and accrued liabilities		(4.9)	0.5
Cash flow provided from (used in) operating activities		(1.8)	(23.5)
Net cash flow provided from (used in) operating activities		(1.8)	(23.5)
Investing:
Additions to property, plant and equipment		(5.7)	(5.5)
Net additions to long-term investments and other assets		(26.2)	(8.7)
Net proceeds from disposition of associate and other interests		7.5
Interest received and other		1.5	0.7
Net cash flow used in investing activities		(22.9)	(13.5)
Financing:
Issuance of common shares on exercise of options		0.8	2.8
Net proceeds from issuance of equity			275.7
Net proceeds from issuance of debt		494.7	175.0
Repayment of debt		(500.0)	(425.0)
Interest paid		(62.9)	(73.5)
Intercompany advances		235.1	97.7
Other		(1.6)	(3.3)
Net cash flow provided from (used in) financing activities		166.1	49.4
Increase (decrease) in cash and cash equivalents		141.4	12.4
Cash and cash equivalents, beginning of period		126.2	113.8
Cash and cash equivalents, end of period		267.6	126.2
Guarantor Subsidiaries
Operating:
Net earnings (loss)		392.5	172.7
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization		404.0	365.4
Impairment, net of reversals		164.4
Equity in losses (earnings) of associate, joint ventures and intercompany investments		(232.9)	(36.6)
Finance expense		45.9	47.5
Deferred tax expense (recovery)		(69.3)	(57.5)
Foreign exchange losses (gains) and other		(1.3)	70.2
Changes in operating assets and liabilities:
Accounts receivable and other assets		3.0	(23.3)
Inventories		(69.1)	(22.6)
Accounts payable and accrued liabilities		23.0	112.3
Cash flow provided from (used in) operating activities		660.2	628.1
Income taxes paid		(10.9)	(20.5)
Net cash flow provided from (used in) operating activities		649.3	607.6
Investing:
Additions to property, plant and equipment		(410.8)	(291.2)
Business acquisition			(588.0)
Net additions to long-term investments and other assets		(24.2)	(28.5)
Net proceeds from the sale of property, plant and equipment		1.8	0.6
Decrease (increase) in restricted cash		(0.9)	(1.6)
Interest received and other		1.9	1.2
Net cash flow used in investing activities		(432.2)	(907.5)
Financing:
Intercompany advances		(240.0)	318.5
Net cash flow provided from (used in) financing activities		(240.0)	318.5
Increase (decrease) in cash and cash equivalents		(22.9)	18.6
Cash and cash equivalents, beginning of period		145.6	127.0
Cash and cash equivalents, end of period		122.7	145.6
Guarantor Adjustments
Operating:
Net earnings (loss)		(392.5)	(172.7)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization		0.6	(0.6)
Equity in losses (earnings) of associate, joint ventures and intercompany investments		392.5	172.7
Finance expense		(1.9)	(5.7)
Changes in operating assets and liabilities:
Inventories		(0.6)	0.6
Cash flow provided from (used in) operating activities		(1.9)	(5.7)
Net cash flow provided from (used in) operating activities		(1.9)	(5.7)
Financing:
Intercompany advances		1.9	5.7
Net cash flow provided from (used in) financing activities		1.9	5.7
Non-guarantors
Operating:
Net earnings (loss)		833.4	124.7
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization		409.9	482.0
Loss (gain) on disposition of associate and other interests - net		(60.6)
Impairment, net of reversals		(239.9)	139.6
Equity in losses (earnings) of associate, joint ventures and intercompany investments		0.6	0.8
Finance expense		135.5	106.5
Deferred tax expense (recovery)		(5.6)	(90.7)
Foreign exchange losses (gains) and other		(163.4)	11.5
Reclamation expense		11.4	27.2
Changes in operating assets and liabilities:
Accounts receivable and other assets		107.3	4.4
Inventories		(20.5)	105.6
Accounts payable and accrued liabilities		(66.6)	127.1
Cash flow provided from (used in) operating activities		941.5	1,038.7
Income taxes paid		(177.6)	(105.2)
Net cash flow provided from (used in) operating activities		763.9	933.5
Investing:
Additions to property, plant and equipment		(481.1)	(337.1)
Net additions to long-term investments and other assets		(23.4)	(22.6)
Net proceeds from the sale of property, plant and equipment		6.7	8.5
Net proceeds from disposition of associate and other interests		262.1
Decrease (increase) in restricted cash		0.4	0.5
Interest received and other		3.2	1.6
Net cash flow used in investing activities		(232.1)	(349.1)
Financing:
Dividends received from (paid to) common shareholders and subsidiaries		(316.1)	(309.9)
Intercompany advances		(138.8)	(524.7)
Net cash flow provided from (used in) financing activities		(454.9)	(834.6)
Effect of exchange rate changes on cash and cash equivalents		3.4	2.3
Increase (decrease) in cash and cash equivalents		80.3	(247.9)
Cash and cash equivalents, beginning of period		555.2	803.1
Cash and cash equivalents, end of period		635.5	555.2
Eliminations
Operating:
Net earnings (loss)		(836.6)	(129.8)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Equity in losses (earnings) of associate, joint ventures and intercompany investments		520.5	(180.1)
Finance expense		(141.8)	(102.8)
Changes in operating assets and liabilities:
Cash flow provided from (used in) operating activities		(457.9)	(412.7)
Net cash flow provided from (used in) operating activities		(457.9)	(412.7)
Financing:
Dividends received from (paid to) common shareholders and subsidiaries		316.1	309.9
Intercompany advances		141.8	102.8
Net cash flow provided from (used in) financing activities		$ 457.9	$ 412.7